Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents, Net [Line Items]
Short term borrowings		$ 1,000
Working capital	$ 1,000
Facility bears interest rate		2.00%
Percentage of Annual Interest Rate		13.00%	13.00%
Overdraft			$ 1,013
Banc ABC Zimbabwe [Member]
Cash and Cash Equivalents, Net [Line Items]
Overdraft	$ 1,000